Investment Properties (Tables)	12 Months Ended
Dec. 31, 2019
Investment Properties [Abstract]
Schedule of investment properties

	2019
	Commercial building	Land*	Total
	USD	USD	USD

Opening balance	20,312,477	10,342,737	30,655,214
Additions	-	745,281	745,281
Sale of investment properties	-	(5,383,701)	(5,383,701)
Fair value adjustment (note 22)	(249,173)	(55,309)	(304,482)
Ending balance	20,063,304	5,649,008	25,712,312

	2018
	Commercial building	Land*	Total
	USD	USD	USD

Opening balance	20,218,543	10,342,737	30,561,280
Fair value adjustment (note 22)	93,934	-	93,934
Ending balance	20,312,477	10,342,737	30,655,214

* Land amounting to USD 5,649,008 as at 31 December 2019 (2018: USD 10,342,737) is registered in the name of one of the Directors of the Group. The Group has obtained a proxy over this investment property (note 26).

Schedule of change in the price used for the valuation of the investment properties

	%	Price per square meter	Impact on statement of income for the increase in price per square meter	Impact on statement of income for the decrease in price per square meter
		USD	USD	USD
Commercial building

2019	+/- 10	1,122	2,006,330	(2,006,330)

2018	+/- 10	1,139	2,031,248	(2,031,248)

	%	Price per square meter	Impact on statement of income for the increase in price per square meter	Impact on statement of income for the decrease in price per square meter
		USD	USD	USD
Land

2019	+/- 10	203	564,901	(564,901)

2018	+/- 10	151	1,034,274	(1,034,274)